Critical accounting estimates and judgments - Summary of Allocated Goodwill to CGUs in Argentina and Uruguay (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Sep. 30, 2017	Dec. 31, 2016	[1]	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,277,372	$ 1,645,089			$ 1,496,397
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				$ 112			$ 35
Argentina | La Carolina | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				38			12
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				170			53
Argentina | El Orden | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				14			4
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				1,149			358
Argentina | La Guarida | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				937			292
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				1,449			452
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				3,385			1,595
Argentina | Huelen | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				3,369			1,787
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				1,484			787
Argentina | El Colorado | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				216			115
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested				12,323			5,490
Argentina and Uruguay | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of PPE items and other assets allocated to CGUs tested				179,545			34,668
Total assets allocated to CGUs tested				$ 191,868			$ 40,158

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.